Notes Payable (Details) - Schedule of notes settlement - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	$ 40,000		$ 40,000
Original issue discount and debt issuance costs	1,132
Principal and conversion premium settled with equity	2,069
Interest settled with equity	82
Principal and conversion premium payments in cash	11,582
Interest payments in cash	550
Proceeds	8,218
Accrued interest
Interest expense	632
Interest payments
Payment Premium payments			3,212
March 1, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	55,000		55,000
Accrued interest	6,455		6,455
Interest expense		1,266
Principal payments		55,000
Interest payments		7,721
August 26, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	30,000		30,000
Accrued interest	1,473		1,473
Interest expense		662
Principal payments		30,000
Interest payments		2,135
Payment Premium payments		2,065
June 9, 2021 Note 1 [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	20,000		20,000
Original issue discount and debt issuance costs			1,797
Proceeds			18,203
June 9, 2021 Note 2 [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	20,000		20,000
Original issue discount and debt issuance costs			2,600
Proceeds			17,400
August 10, 2021 Optional Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	33,917		33,917
Original issue discount and debt issuance costs			3,542
Proceeds			30,375
Accrued interest	183		183
Interest expense			183
June 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	33,917		33,917
Accrued interest	183		183
Interest expense
Principal conversion into Class A Common Stock		40,000
Interest payments
Optional Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Accrued interest
Interest expense		2,572
Principal conversion into Class A Common Stock		33,917
Interest payments		$ 2,756
January 13 and March 12, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal	$ 5,458		5,458
Foreign exchange (gain) loss on principal			133
Reclassification from related party notes payable			730
January 13 and March 8, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Original issue discount and debt issuance costs			1,940
Principal and conversion premium settled with equity			23,725
Proceeds			$ 16,310